SHARE-BASED PAYMENT (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended		0 Months Ended				12 Months Ended						0 Months Ended					0 Months Ended					0 Months Ended	12 Months Ended				0 Months Ended									0 Months Ended
	Jun. 08, 2012 USD ($) Employees	Mar. 28, 2011	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Jun. 08, 2012 After modification [Member] USD ($)	Jun. 08, 2012 Before modification [Member] USD ($)	Jun. 19, 2014 Employees and Directors [Member] USD ($)	Apr. 08, 2011 Employees and Directors [Member] USD ($)	Dec. 31, 2014 Employees and Directors [Member] USD ($)	Dec. 31, 2014 Employees and Directors [Member] CNY	Dec. 31, 2013 Employees and Directors [Member] USD ($)	Dec. 31, 2013 Employees and Directors [Member] CNY	Dec. 31, 2012 Employees and Directors [Member] USD ($)	Dec. 31, 2012 Employees and Directors [Member] CNY	Mar. 19, 2015 Employees and Directors [Member] Subsequent Event [Member] USD ($)	Apr. 08, 2011 Employees and Directors [Member] First anniversary [Member]	Apr. 08, 2011 Employees and Directors [Member] Second anniversary [Member]	Apr. 08, 2011 Employees and Directors [Member] Third anniversary [Member]	Apr. 08, 2011 Employees and Directors [Member] Fourth anniversary [Member]	Jun. 19, 2014 Directors [Member]	Apr. 08, 2011 Directors [Member] USD ($)	Jun. 19, 2014 Directors [Member] November 22, 2014 [Member]	Jun. 19, 2014 Directors [Member] November 22, 2015 [Member]	Jun. 19, 2014 Directors [Member] November 22, 2016 [Member]	Apr. 08, 2011 Consultants [Member] USD ($)	Dec. 31, 2014 Consultants [Member] USD ($)	Dec. 31, 2014 Consultants [Member] CNY	Dec. 31, 2013 Consultants [Member]	Dec. 31, 2012 Consultants [Member]	Jun. 19, 2014 Employees [Member]	Oct. 22, 2013 Employees [Member] USD ($)	Jun. 19, 2014 Employees [Member] First anniversary [Member]	Oct. 22, 2013 Employees [Member] First anniversary [Member]	Jun. 19, 2014 Employees [Member] Second anniversary [Member]	Oct. 22, 2013 Employees [Member] Second anniversary [Member]	Jun. 19, 2014 Employees [Member] Third anniversary [Member]	Oct. 22, 2013 Employees [Member] Third anniversary [Member]	Oct. 22, 2013 Employees [Member] 180 days [Member]	Jun. 08, 2012 Compensation cost measured [Member] After modification [Member] USD ($)	Jun. 19, 2014 ADS [Member] Employees and Directors [Member] USD ($)	Mar. 19, 2015 ADS [Member] Employees and Directors [Member] Subsequent Event [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of issued and outstanding ordinary shares authorized for issuance under plan		12.00%
Maximum term for issued share options		10 years
Shares granted during period								13,864,000	34,561,800	34,561,800										2,000,000	5,003,980				12,600,000					32,561,800	2,660,000
Exercise price of share							$ 3.232	$ 0.40	$ 3.23						$ 1.00						$ 0.40				$ 0.40						$ 0.40									$ 32.32	$ 10.00
Number of shares options vested									42,756,440	42,756,440						5,506,600	5,225,800	1,565,800	1,565,800			666,690	666,690	666,620								5,437,820	1,620,000	10,843,080	220,000	16,280,900	220,000	600,000
Intrinsic value of options exercised									$ 14,537	90,196		53,741														$ 16,829	104,416
Share options exercised			22,742,660	22,742,660					10,142,660	10,142,660																(12,600,000)	(12,600,000)
Number of vested and non vested options	13,740,000								43,139,120	43,139,120	18,719,980	18,719,980																12,600,000
Number of employees granted	88
Exercise price of options previously granted	$ 0.4
Exercise price of options granted	$ 0.2
Incremental compensation cost	670
Fair value of options					3,460	2,790			3,537	21,946	1,893	11,457	2,054	12,437																									1,544
Total compensation cost																																							2,214
Incremental compensation cost recognized during year	178
Incremental compensation cost of unvested options	2,036
Share-based compensation cost for unvested option			$ 34,497	214,038
Equity awards granted to employees recognition period			2 years 4 months 24 days	2 years 4 months 24 days
Weighted-average grant-date fair value per share granted									$ 1.35		$ 0.95